Share-Based Payments (Details) - Schedule of Granted Valuation of Options - $ / shares		12 Months Ended
		Jun. 30, 2022	Jun. 30, 2021
Share-Based Payments (Details) - Schedule of Granted Valuation of Options [Line Items]
No. of options		2,930,000	11,560,000
2021-10-26 [Member]
Share-Based Payments (Details) - Schedule of Granted Valuation of Options [Line Items]
Expiry date		Oct. 26, 2025
Exercise price		$ 0.25
No. of options		500,000
Share price at grant date		$ 0.12
Expected volatility		131.70%
Dividend yield		0.00%
Risk- free interest rate		0.69%
Fair value at grant date per option		$ 0.0886
2022-06-27 [Member]
Share-Based Payments (Details) - Schedule of Granted Valuation of Options [Line Items]
Expiry date		Jun. 27, 2026
Exercise price		$ 0.12
No. of options	[1]	1,430,000
Share price at grant date		$ 0.07
Expected volatility		128.10%
Dividend yield		0.00%
Risk- free interest rate		3.31%
Fair value at grant date per option		$ 0.053
2022-03-15 [Member]
Share-Based Payments (Details) - Schedule of Granted Valuation of Options [Line Items]
Expiry date		Jun. 27, 2026
Exercise price		$ 0.12
No. of options	[1]	1,000,000
Share price at grant date		$ 0.07
Expected volatility		128.10%
Dividend yield		0.00%
Risk- free interest rate		3.31%
Fair value at grant date per option		$ 0.053
2020-07-24 [Member]
Share-Based Payments (Details) - Schedule of Granted Valuation of Options [Line Items]
Expiry date			Jul. 21, 2025
Exercise price			$ 0.83
No. of options			2,560,000
Share price at grant date			$ 0.5
Expected volatility			127.93%
Dividend yield			0.00%
Risk- free interest rate			0.43%
Fair value at grant date per option			$ 0.4035
2020-10-29 [Member]
Share-Based Payments (Details) - Schedule of Granted Valuation of Options [Line Items]
Expiry date			Apr. 14, 2024
Exercise price			$ 0.12
No. of options			9,000,000
Share price at grant date			$ 0.25
Expected volatility			142.70%
Dividend yield			0.00%
Risk- free interest rate			0.13%
Fair value at grant date per option			$ 0.2189

[1]	1,430,000 options granted to Mr. Steven Lydeamore on 27 June 2022 and subsequently issued after the reporting period, on 1 July 2022.